Employee Compensation - Pension and Other Employee Future Benefits - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [line items]
Payment to bank and certain subsidiaries for investment management, record-keeping, custodial and administrative services rendered		$ 3	$ 3
Scenario, Forecast [Member]
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	$ 550
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Past service cost (income)			(5)	$ 7
Pension Plans [member] | Scenario, Forecast [Member]
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	300
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Past service cost (income)				$ (277)
Other employee future benefit plans [member] | Scenario, Forecast [Member]
Disclosure of defined benefit plans [line items]
Estimated Benefit payments	$ 45
Canadian plans [member] | Common shares [member]
Disclosure of defined benefit plans [line items]
Plan assets		$ 9	$ 10